S000021242 [Member] Performance Management - NexPoint Event Driven Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index or indices, representing the overall U.S. fixed income and equity markets.
Prior to January 20, 2022, the Fund was managed pursuant to a different investment strategy. As a result of the difference in investment strategy, the performance information presented for periods prior to January 20, 2022 reflects management of the Fund consistent with investment strategies in effect during those periods and might have differed materially if the Fund’s investments had been managed under its current investment strategies.
As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. The Fund’s performance reflects applicable fee waivers and/or expense limitations in effect during the periods presented, without which returns would have been lower. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Updated information on the Fund’s performance can be obtained by visiting https://nexpoint.com/funds/ or by calling 1‑877‑665‑1287.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares for each full calendar year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index or indices, representing the overall U.S. fixed income and equity markets.
Bar Chart Narrative [Text Block]	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
The highest calendar quarter total return for Class A Shares of the Fund was 22.21% for the quarter ended June 30, 2020 and the lowest calendar quarter total return was ‑19.27% for the quarter ended September 30, 2021. The Fund’s year‑to‑date total return for Class A Shares through September 30, 2025 was 3.65%.

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Narrative
After‑tax returns in the table above are shown for Class A Shares only and after‑tax returns for other share classes will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. For example, after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In some cases, average annual return after taxes on distributions and sale of fund shares may be higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. For example, after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, average annual return after taxes on distributions and sale of fund shares may be higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns in the table above are shown for Class A Shares only and after‑tax returns for other share classes will vary.
Performance Availability Website Address [Text]	https://nexpoint.com/funds/
Performance Availability Phone [Text]	1‑877‑665‑1287
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date total return
Bar Chart, Year to Date Return	3.65%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest calendar quarter total return
Highest Quarterly Return	22.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest calendar quarter total return
Lowest Quarterly Return	(19.27%)
Lowest Quarterly Return, Date	Sep. 30, 2021